Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		2 Months Ended	3 Months Ended	5 Months Ended
	May 07, 2020	Jul. 06, 2020	Sep. 30, 2020	Sep. 30, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal Deposit Insurance Corporation Premium Expense	$ 250,000	$ 250,000		$ 250,000
Transaction cost		$ 3,390,063	$ 3,390,063	3,390,063
Deferred tax asset			154,000	154,000
Valuation allowance			154,000	$ 154,000
Income tax rate, percentage				0.00%
Interest income earned on the Trust Account			3,387	$ 3,387
Franchise tax expense			$ 3,000	$ 3,000
Common Class B [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of common stock (in Shares)	468,750
Common Class A [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of common stock (in Shares)				4,954,167
Common stock subject to possible redemption		14,025,893	13,952,467	13,952,467